Donation - Additional inforamtion (Details) - University Fund - Donation Agreement - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Donation [Line Items]
Cash Donation		¥ 10,000	¥ 10,000
Research on Fundamental Education Program
Donation [Line Items]
Payments for Donations	¥ 10,000